Receivables and Related Allowances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 347,375	$ 285,145
Centuri Construction Group Inc [Member]
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 227,600